Stock-based Compensation (Tables)	6 Months Ended
Jun. 30, 2026
Share-Based Payment Arrangement [Abstract]
Schedule of Stock Option Activity
The following is a summary of the Company’s stock options activity (as adjusted for the Exchange Ratio established in the Reverse Recapitalization) during the six months ended June 30, 2026):

	Number of Options	Weighted average exercise price (USD)	Weighted average remaining contractual term (years)	Aggregate intrinsic value (USD)
Balance as of December 31, 2025	49,486,556	$1.19	6.65	$290,074
Granted	—	—
Exercised	2,065,434	0.67
Expired and forfeited	454,619	1.44
Balance as of June 30, 2026	46,966,503	$1.21	7.01	$511,916
Exercisable as of June 30, 2026	32,745,059	$0.72	7.18	$373,068
Unvested as of June 30, 2026	14,221,444	$2.35	5.29	$138,848

Schedule of Nonvested Restricted Stock Units Activity
The following is a summary of the Company’s RSU activity during the six months ended June 30, 2026:

	Number of RSU's	Weighted Average Grant Date Fair Value (USD)
Balance as of December 31, 2025	—	$—
Granted	3,017,276	14.28
Expired and forfeited	6,976	12.52
Balance as of June 30, 2026	3,010,300	$14.29
Vested as of June 30, 2026	55,896	$16.93
Unvested as of June 30, 2026	2,954,404	$14.24

Schedule of Stock-based Compensation Expense
The following table summarizes the stock-based compensation expense related to stock options and RSUs classified in the consolidated statements of operations and comprehensive loss for the three and six months ended June 30, 2026 and 2025:

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
Cost of revenue	$5	$8	$42	$17
Research and development	2,544	677	3,588	1,320
General and administrative	2,088	145	2,394	285
Sales and marketing	41	18	62	36
Total stock-based compensation expense	$4,678	$848	$6,086	$1,658